Investment Accounted Equity Methods (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Apr. 19, 2012
Schedule of Equity Method Investments [Line Items]
Carrying amount	$ 5,495
NICLC
Schedule of Equity Method Investments [Line Items]
Carrying amount	637	637
Ownership percentage	40.00%	40.00%
SCL
Schedule of Equity Method Investments [Line Items]
Carrying amount	$ 4,858
Ownership percentage	50.00%